Cover Page	May 06, 2021	Mar. 01, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2021
Entity Registrant Name	CLEARWAY ENERGY, INC.
Entity Central Index Key	0001567683
Amendment Flag	false
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36002
Entity Tax Identification Number		46-1777204
Entity Address, Address Line One	300 Carnegie Center
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	608-1525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security		Class A Common Stock, par value $0.01
Trading Symbol		CWEN.A
Security Exchange Name		NYSE
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security		Class C Common Stock, par value $0.01
Trading Symbol		CWEN
Security Exchange Name		NYSE